PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Allowance for Doubtful Accounts) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Allowance for doubtful accounts:
Balance at beginning of year	(10,962)		(7,500)
Addition	(98,289)	[1],[2],[3]	(15,718)	[1],[2],[3]
Written off	18,520		12,256
Balance at End of year	(90,731)		(10,962)

[1]	The balance represented Shenyang K-12's amount due from its minority shareholder amounting to RMB 54,023, which were tuition fees that have been collected from students but were misappropriated by its minority shareholder. As of December 31, 2014, full provision was provided as the collectability was remote.
[2]	A provision of RMB 7,808 was made against the amount due from the former shareholder of Jinan WR Career Enhancement due to the remote recoverability.
[3]	Management considered the collectability of VAT refund was remote as a result of tax dispute between Ambow Online and the tax authority, as disclosed in Note 17(c), the Group provided a full provision amounting to RMB 24,811 as of December 31, 2014.